Consolidated Statements of Cash Flow - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net income		$ 634	$ 502	$ 1,121	$ 771
Adjustments for the following items:
Depreciation		480	480	954	975
Finance costs, net		51	44	82	102
Impairment charges (note 8b)		1	22	18	23
Income tax expense (note 9)		407	264	581	469
Income from equity investees (note 11)		(115)	(58)	(163)	(111)
Gain on sale of non-current assets		(5)	(3)	(6)	(6)
Loss (gain) on currency translation		5	(12)	17	26
Change in working capital (note 10)		112	(33)	(129)	(224)
Other operating activities (note 10)		(29)	(63)	(99)	(26)
Operating cash flows before interest and income taxes		1,541	1,143	2,376	1,999
Interest paid		(131)	(130)	(158)	(153)
Interest received		50	51	118	100
Income taxes paid	[1]	(301)	(232)	(417)	(338)
Net cash provided by operating activities		1,159	832	1,919	1,608
INVESTING ACTIVITIES
Capital expenditures (note 4)		(819)	(769)	(1,547)	(1,457)
Sales proceeds		7	3	7	6
Investment sales		33	0	33	0
Funding of equity method investments (note 11)		11	0	55	0
Dividends received from equity method investments (note 11)		42	18	89	85
Shareholder loan repayments from equity method investments		45	5	90	5
Net cash used in investing activities		(703)	(743)	(1,383)	(1,361)
FINANCING ACTIVITIES
Lease repayments		(4)	(4)	(7)	(8)
Dividends		(175)	(174)	(350)	(349)
Share buyback program		49	0	49	0
Funding from non-controlling interests (note 14)		30	10	52	10
Disbursements to non-controlling interests (note 14)		169	162	290	224
Pueblo Viejo JV partner shareholder loan		5	21		41
Net cash used in financing activities		(362)	(309)	(646)	(530)
Repayments of bonds, notes and debentures				2
Effect of exchange rate changes on cash and equivalents		0	0	(2)	0
Net increase (decrease) in cash and equivalents		94	(220)	(112)	(283)
Cash and cash equivalents at beginning of period		3,942	4,377	4,148	4,440
Cash and equivalents		$ 4,036	$ 4,157	$ 4,036	$ 4,157

[1]	Income taxes paid excludes $12 million (2023: $28 million) for the three months ended June 30, 2024 and $29 million (2023: $56 million) for the six months ended June 30, 2024 of income taxes payable that were settled against offsetting value added taxes (“VAT”) receivables.